Performance Management	Sep. 30, 2025
Lord Abbett Short Duration Tax Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +2.49% Worst Quarter 1st Q 2022 -3.40%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett Short Duration Tax Free Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Short 1-5 Year Index | Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Short 1-5 Year Index
Bloomberg Municipal Bond Short 1-5 Year Index | Average Annual Return, Percent			4.11%	1.36%	1.76%	1.67%
Bloomberg Municipal Bond Short 1-5 Year Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			1.26%	0.66%		1.14%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			1.26%	0.65%		1.14%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.89%	0.96%		1.26%
Class C Shares | Average Annual Return, Percent	[1]		1.96%	0.49%		0.74%
Class F Shares | Average Annual Return, Percent			3.72%	1.22%		1.47%
Class F3 Shares | Average Annual Return, Percent			3.93%	1.37%	1.77%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			3.89%	1.33%		1.58%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Short Duration Tax Free Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.40%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett Intermediate Tax Free Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has no Class P shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +6.23% Worst Quarter 1st Q 2022 -6.67%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett Intermediate Tax Free Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1-15 Year Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg 1-15 Year Municipal Bond Index
Bloomberg 1-15 Year Municipal Bond Index | Average Annual Return, Percent			5.18%	1.16%	2.41%	2.27%
Bloomberg 1-15 Year Municipal Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			2.21%	0.40%		1.90%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			2.20%	0.39%		1.89%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.69%	0.91%		2.05%
Class C Shares | Average Annual Return, Percent	[1]		3.07%	0.22%		1.50%
Class F Shares | Average Annual Return, Percent			4.82%	0.95%		2.23%
Class F3 Shares | Average Annual Return, Percent			4.99%	1.11%	2.57%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			4.82%	1.05%		2.33%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Intermediate Tax Free Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.67%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett National Tax-Free Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +7.97% Worst Quarter 1st Q 2022 -8.24%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett National Tax-Free Income Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent			4.25%	0.80%	2.46%	2.34%
Bloomberg Municipal Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			0.17%	(0.24%)		2.06%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			0.16%	(0.24%)		2.05%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.63%	0.53%		2.31%
Class C Shares | Average Annual Return, Percent	[1]		0.85%	(0.42%)		1.64%
Class F Shares | Average Annual Return, Percent			2.67%	0.30%		2.38%
Class F3 Shares | Average Annual Return, Percent			2.72%	0.45%	2.59%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			2.67%	0.40%		2.48%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett National Tax-Free Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.24%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett High Income Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has no Class P shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +7.43% Worst Quarter 1st Q 2022 -8.62%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett High Income Municipal Bond Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg High Yield Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg High Yield Municipal Bond Index
Bloomberg High Yield Municipal Bond Index | Average Annual Return, Percent			2.46%	2.18%	4.17%	4.35%
Bloomberg High Yield Municipal Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg 65% High Yield Municipal Bond Index/35% Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg 65% High Yield Municipal Bond Index/35% Bloomberg Municipal Bond Index
Bloomberg 65% High Yield Municipal Bond Index/35% Bloomberg Municipal Bond Index | Average Annual Return, Percent			3.08%	1.71%	3.58%	3.66%
Bloomberg 65% High Yield Municipal Bond Index/35% Bloomberg Municipal Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			(0.16%)	0.20%		2.92%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			(0.16%)	0.19%		2.89%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.81%	1.03%		3.14%
Class C Shares | Average Annual Return, Percent	[1]		0.52%	0.01%		2.51%
Class F Shares | Average Annual Return, Percent			2.23%	0.76%		3.25%
Class F3 Shares | Average Annual Return, Percent			2.39%	0.90%	3.24%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			2.33%	0.85%		3.35%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett High Income Municipal Bond Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.62%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett Short Duration High Income Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +3.29% Worst Quarter 1st Q 2022 -6.04%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett Short Duration High Income Municipal Bond Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond 1-8 Year Index | Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond 1-8 Year Index
Bloomberg Municipal Bond 1-8 Year Index | Average Annual Return, Percent			4.74%	1.26%	1.97%	1.87%
Bloomberg Municipal Bond 1-8 Year Index | Performance Inception Date					Apr. 04, 2017
50% Bloomberg Municipal Bond 1-8 Year Index/50% Bloomberg Municipal High Yield 1-8 Year Index | Average Annual Return, Label [Optional Text]		50% Bloomberg Municipal Bond 1-8 Year Index/50% Bloomberg Municipal High Yield 1-8 Year Index
50% Bloomberg Municipal Bond 1-8 Year Index/50% Bloomberg Municipal High Yield 1-8 Year Index | Average Annual Return, Percent			3.97%	2.30%	3.15%	2.62%
50% Bloomberg Municipal Bond 1-8 Year Index/50% Bloomberg Municipal High Yield 1-8 Year Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			1.91%	1.06%		2.15%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			1.88%	1.04%		2.13%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.77%	1.52%		2.32%
Class C Shares | Average Annual Return, Percent	[1]		2.59%	0.86%		1.69%
Class F Shares | Average Annual Return, Percent			4.37%	1.62%		2.48%
Class F3 Shares | Average Annual Return, Percent			4.53%	1.79%	2.77%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			4.47%	1.72%		2.58%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Short Duration High Income Municipal Bond Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.04%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett California Tax-Free Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +8.12% Worst Quarter 1st Q 2022 -8.13%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett California Tax-Free Income Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent			4.25%	0.80%	2.46%	2.34%
Bloomberg Municipal Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			0.29%	(0.53%)		1.81%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			0.29%	(0.53%)		1.81%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.57%	0.25%		2.06%
Class C Shares | Average Annual Return, Percent	[1]		0.92%	(0.69%)		1.40%
Class F Shares | Average Annual Return, Percent			2.67%	0.03%		2.14%
Class F3 Shares | Average Annual Return, Percent			2.92%	0.16%	2.32%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			2.77%	0.13%		2.24%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett California Tax-Free Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.13%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett New Jersey Tax-Free Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +7.98% Worst Quarter 1st Q 2022 -6.92%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett New Jersey Tax-Free Income Fund		12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.46%	2.34%
Bloomberg Municipal Bond Index | Performance Inception Date				Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Apr. 04, 2017
Class A Shares | Average Annual Return, Percent		0.51%	(0.06%)		2.11%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent		0.51%	(0.06%)		2.11%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.59%	0.58%		2.26%
Class F Shares | Average Annual Return, Percent		3.17%	0.53%		2.44%
Class F3 Shares | Average Annual Return, Percent		3.09%	0.63%	2.63%
Class F3 Shares | Performance Inception Date				Apr. 04, 2017
Class I Shares | Average Annual Return, Percent		3.06%	0.60%		2.54%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett New Jersey Tax-Free Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.92%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett New York Tax-Free Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +8.66% Worst Quarter 1st Q 2022 -7.72%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Lord Abbett New York Tax-Free Income Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent			4.25%	0.80%	2.46%	2.34%
Bloomberg Municipal Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			(0.06%)	(0.25%)		1.73%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			(0.06%)	(0.25%)		1.73%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.35%	0.45%		1.94%
Class C Shares | Average Annual Return, Percent	[1]		0.65%	(0.41%)		1.33%
Class F Shares | Average Annual Return, Percent			2.30%	0.31%		2.06%
Class F3 Shares | Average Annual Return, Percent			2.54%	0.45%	2.23%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			2.50%	0.41%		2.17%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett New York Tax-Free Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.66%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022